780 North Water Street Milwaukee, WI 53202-3590 TEL 414-273-3500 Fax 414-273-5198 www.gklaw.com

August 8, 2011

VIA EDGAR

Securities and Exchange Commission

Judiciary Plaza

100 F Street, NE

Washington, D.C. 20549

RE:	Marshall Funds, Inc. Preliminary Proxy Statement
(Reg. Nos. 333-498907; 811-58433)

Ladies and Gentlemen:

Filed herewith via EDGAR on behalf of Marshall Funds, Inc. (the “Company”), please find a Preliminary Proxy Statement relating to a Special Meeting of the Marshall Funds, Inc. shareholders to be held on October 6, 2011.

If you have any questions concerning this filing, please contact the undersigned at the telephone number listed above.

Very truly yours,

GODFREY & KAHN, S.C.

/s/ Michele L. Racadio

Michele L. Racadio

cc:	Working Group

OFFICES IN MILWAUKEE, MADISON, WAUKESHA, GREEN BAY AND APPLETON, WI, WASHINGTON DC, AND SHANGHAI PRC

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